[LETTERHEAD OF CLIFFORD CHANCE US LLP]

June 23, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PowerShares Exchange-Traded Fund Trust II
Securities Act File No. 333-138490
Post-Effective Amendment No. 56
Investment Company Act File No. 811-21977
Amendment No. 57

Ladies and Gentlemen:

On behalf of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 56 (the “Amendment”) to the Trust’s Registration Statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 57 under the Investment Company Act of 1940, as amended, on Form N-1A, relating to the PowerShares MENA Frontier Countries Portfolio.

This filing is made pursuant to Rule 485(a) under the 1933 Act. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931 or Clifford R. Cone at (212) 878-3180.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss